COMPULSORY LOAN - Classification of compulsory loans (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Compulsory Loans [Line Item]
Current	R$ 1,216,335	R$ 1,047,109
TOTAL	R$ 1,216,335	R$ 1,047,109	R$ 485,756